Accounts Receivable, Net	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	March 31, 2025	September 30, 2024
	(Unaudited)
Accounts receivable	$1,876,994	$1,888,934
Less: allowance for credit losses	(928,083)	(634,321)
Accounts receivable, net	$948,911	$1,254,613

The movement of allowance for credit loss is as follows:

	March 31, 2025	September 30, 2024
	(Unaudited)
Balance at beginning of the year	$634,321	$395,796
Addition	314,663	217,035
Foreign exchange translation	(20,901)	21,490
Balance at end of the year	$928,083	$634,321